Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net Income	$ 862,000	$ 1,780,000	$ 1,566,000	$ 1,717,000	$ 1,344,000	$ 1,745,000	$ 1,523,000	$ 1,505,000	$ 5,924,656	$ 6,115,927	$ 5,810,740
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Stock Compensation Expense									7,912	12,676	12,676
Net Cash Provided By Operating Activities									11,361,575	8,986,675	12,200,781
Investing Activities:
(Increase) Decrease in Loans Receivable									(29,008,003)	5,472,435	17,578,222
Net Cash Provided By Investing Activities									(19,351,440)	18,975,116	24,645,287
Financing Activities:
Payments for Repurchase of Preferred Stock and Preference Stock									21,340,000	0
Proceeds from Notes Payable									13,000,000	0
Dividends Paid to Shareholders-Preferred Stock									(422,889)	(440,000)	(440,000)
Dividends Paid to Shareholders-Common Stock									(942,552)	(942,552)	(942,080)
Net Cash Provided (Used) By Financing Activities									8,982,463	(29,772,542)	(34,283,137)
Net Increase (Decrease) in Cash and Cash Equivalents									992,598	(1,810,751)	2,562,931
Cash and Cash Equivalents at Beginning of Year				8,381,951				10,192,702	8,381,951	10,192,702	7,629,771
Cash And Cash Equivalents At End Of Year	9,374,549				8,381,951				9,374,549	8,381,951	10,192,702
Parent Company [Member]
Operating Activities:
Net Income									5,924,656	6,115,927	5,810,740
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(410,959)	(506,074)	(3,779,212)
Stock Compensation Expense									7,912	12,676	12,676
(Increase) Decrease In Accounts Receivable And Other Assets									14,207	825	(49)
Increase in Accounts Payable									15,841	1,758	270
Net Cash Provided By Operating Activities									5,551,657	5,625,112	2,044,425
Financing Activities:
Repayments of Notes Payable									(1,000,000)
Payments for Repurchase of Preferred Stock and Preference Stock									21,340,000
Proceeds from Notes Payable									14,000,000
Dividends Paid to Shareholders-Preferred Stock									(422,889)	(440,000)	(440,000)
Dividends Paid to Shareholders-Common Stock									(942,552)	(942,552)	(942,080)
Net Cash Provided (Used) By Financing Activities									(9,705,441)	(1,382,552)	(1,382,080)
Net Increase (Decrease) in Cash and Cash Equivalents									(4,153,784)	4,242,560	662,345
Cash and Cash Equivalents at Beginning of Year				$ 8,785,338				$ 4,542,778	8,785,338	4,542,778	3,880,433
Cash And Cash Equivalents At End Of Year	$ 4,631,554				$ 8,785,338				$ 4,631,554	$ 8,785,338	$ 4,542,778